INTANGIBLE ASSETS	12 Months Ended
Sep. 30, 2025
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE E – INTANGIBLE ASSETS

The Company held an indefinite-lived intangible asset, which was acquired from the Spindle Asset Purchase during fiscal 2023. The acquired technology was classified as In Process Research and Development (“IPR&D”). The IPR&D was not subject to amortization, but are tested for impairment annually, or whenever events of changes in circumstances indicate that the carrying amount may not be recoverable (“triggering event”).

As a result of the change in the Company’s focus to a digital asset treasury strategy, the multiple restructurings (see Note A) and the macroeconomic factors for the biotechnology market, the Company performed an impairment analysis for its IPR&D. As part of the transition to a digital asset treasury strategy, the Company has narrowed the focus of its biotechnology business, or LineaRx. Management decided to narrow its focus and concentrate the now small R&D team on finalizing the DNAP enzyme development (part of the LineaDNA platform) and to do no further development of the LineaRNAP enzyme, which was the IPR&D. Since the IPR&D is no longer expected to contribute to the entity’s cash flows and is likely not salable for any significant value in an active market as a stand-alone asset, its fair value should be assessed as zero. As a result of the impairment analysis, the Company wrote-off the IPR&D, which resulted in impairment expense of $2,698,975 and is included in research and development expenses in the consolidated statement of operations for the fiscal year ended September 30, 2025.